Annual Total Returns (Vanguard Strategic Small-Cap Equity Fund - Investor Shares Participant) (Vanguard Strategic Small-Cap Equity Fund, Vanguard Strategic Small-Cap Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Annual Total Return
2014	10.09%
2013	41.91%
2012	17.30%
2011	0.80%
2010	27.24%
2009	24.11%
2008	(36.13%)
2007	(4.28%)